Stock Compensation (Tables)	9 Months Ended
Mar. 31, 2014
Stock Compensation [Abstract]
Schedule of Stock-based Compensation, Restricted Shares
Number of shares
Granted but not issued June 30, 2013	338,368
Issued during nine months ended March 31, 2014	-
Granted during nine months ended March 31, 2014	170,632
Granted but not issued March 31, 2014	509,000